Debt - Short-term Debt (Detail) In Millions, unless otherwise specified			3 Months Ended		3 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 31, 2013 UBS Revolver USD ($)	Dec. 31, 2012 UBS Revolver USD ($)	Mar. 31, 2013 ABSA Revolver USD ($)	Mar. 31, 2013 ABSA Revolver ZAR	Dec. 31, 2012 ABSA Revolver USD ($)	Dec. 31, 2012 ABSA Revolver ZAR	Mar. 31, 2013 Wells Revolver USD ($)	Dec. 31, 2012 Wells Revolver USD ($)	Dec. 31, 2012 Successor USD ($)	Dec. 31, 2011 Successor USD ($)	Dec. 31, 2012 Successor UBS Revolver USD ($)	Dec. 31, 2011 Successor UBS Revolver USD ($)	Dec. 31, 2012 Successor ABSA Revolver USD ($)	Dec. 31, 2011 Successor ABSA Revolver USD ($)	Dec. 31, 2012 Successor Wells Revolver USD ($)	Dec. 31, 2011 Successor Wells Revolver USD ($)
Standby Letters of Credit [Line Items]
Short-term debt maturity date			Jun. 18, 2017		Jun. 14, 2017	Jun. 14, 2017
Short-term Debt		$ 30					$ 30	250			$ 30				$ 30